Subsequent Events (Details) - Subsequent event $ in Millions	Feb. 21, 2020 USD ($) item	Jan. 13, 2020 USD ($) item
Subsequent events
TEU of vessel acquired | item	8,533	8,626
Gross purchase price | $	$ 23.6	$ 28.0